SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, equipment and software, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Construction in progress	$ 22,846	$ 597
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	3 years
Furniture and fixtures
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	5 years
Minimum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Operating lease right-of-use assets	2 years
Finance lease right-of-use assets	2 years
Minimum | Computer and equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	3 years
Minimum | Vehicle and equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	3 years
Maximum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Operating lease right-of-use assets	10 years
Finance lease right-of-use assets	8 years
Maximum | Computer and equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	4 years
Maximum | Vehicle and equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	10 years